SCHEDULE OF DEPRECIATION AND AMORTIZATION (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting [Line Items]
Depreciation and Amortization	$ 553	$ 398	$ 1,128	$ 777
North American Brokerage [Member]
Segment Reporting [Line Items]
Depreciation and Amortization	358	204	739	388
One Real Title [Member]
Segment Reporting [Line Items]
Depreciation and Amortization	168	168	336	336
One Real Mortgage [Member]
Segment Reporting [Line Items]
Depreciation and Amortization	$ 27	$ 26	$ 53	$ 53